                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED MAY 1, 2015
                                      TO
                         PROSPECTUS DATED MAY 1, 2002
                   (RUSSELL-SELECT/CUSTOM-SELECT/FIRST COVA)

This Supplement revises information contained in the prospectus dated May 1, 2002 (as supplemented) for the First Cova Russell-Select, the First Cova Custom-Select and the First Cova Variable Annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE FEE TABLE

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

                 Mortality and Expense Risk Premium*.... 1.25%
                 Administrative Expense Charge..........  .15%
                                                         ----
                 TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES. 1.40%

  * For account value allocated to the T. Rowe Price Large Cap Value Portfolio (Class A), we are waiving an amount of the Mortality and Expense Risk Premium equal to the investment portfolio expenses that are in excess of 0.83% for First Cova VA contracts and 0.58% for First Cova Custom-Select contracts.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

                                                                           Minimum Maximum
                                                                           ------- -------
Total Annual Investment Portfolio Operating Expenses
  (expenses that are deducted from investment portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)...............................................................  0.35%   1.08%

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of average daily net assets of an investment portfolio)

                                                             DISTRIBUTION            ACQUIRED    TOTAL    FEE WAIVER   NET TOTAL
                                                                AND/OR               FUND FEES  ANNUAL      AND/OR      ANNUAL
                                                 MANAGEMENT SERVICE (12B-1)  OTHER      AND    OPERATING    EXPENSE    OPERATING
                                                    FEE          FEES       EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO
VARIABLE INSURANCE FUNDS) -- SERIES I
Invesco V.I. International Growth Fund              0.71%         --          0.31%    0.01%     1.03%       0.01%       1.02%
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST -- CLASS 1
Templeton Foreign VIP Fund                          0.74%         --          0.03%      --      0.77%         --        0.77%
MET INVESTORS SERIES TRUST
Clarion Global Real Estate Portfolio -- Class A     0.59%         --          0.05%      --      0.64%         --        0.64%
ClearBridge Aggressive Growth Portfolio --
 Class A                                            0.55%         --          0.02%      --      0.57%       0.01%       0.56%
Invesco Mid Cap Value Portfolio -- Class A          0.64%         --          0.05%    0.04%     0.73%       0.02%       0.71%
Lord Abbett Bond Debenture Portfolio -- Class A     0.51%         --          0.04%      --      0.55%       0.01%       0.54%

                                                                DISTRIBUTION            ACQUIRED    TOTAL    FEE WAIVER
                                                                   AND/OR               FUND FEES  ANNUAL      AND/OR
                                                    MANAGEMENT SERVICE (12B-1)  OTHER      AND    OPERATING    EXPENSE
                                                       FEE          FEES       EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Emerging Markets Equity Portfolio --
 Class A                                               0.86%          --         0.15%      --      1.01%       0.02%
MFS(R) Research International Portfolio -- Class A     0.69%          --         0.07%      --      0.76%       0.06%
Morgan Stanley Mid Cap Growth Portfolio --
 Class A                                               0.64%          --         0.05%      --      0.69%       0.01%
PIMCO Total Return Portfolio -- Class A                0.48%          --         0.03%      --      0.51%       0.04%
Pioneer Fund Portfolio -- Class A                      0.67%          --         0.05%      --      0.72%       0.05%
Pioneer Fund Portfolio -- Class B                      0.67%        0.25%        0.05%      --      0.97%       0.05%
T. Rowe Price Large Cap Value Portfolio --
 Class A                                               0.57%          --         0.02%      --      0.59%         --
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio -- Class A             0.32%          --         0.03%      --      0.35%       0.00%
BlackRock Money Market Portfolio -- Class A            0.34%          --         0.03%      --      0.37%       0.02%
Jennison Growth Portfolio -- Class A                   0.59%          --         0.03%      --      0.62%       0.08%
MFS(R) Value Portfolio -- Class B                      0.70%        0.25%        0.02%      --      0.97%       0.14%
Neuberger Berman Genesis Portfolio -- Class A          0.80%          --         0.03%      --      0.83%       0.00%
T. Rowe Price Large Cap Growth Portfolio --
 Class A                                               0.60%          --         0.03%      --      0.63%       0.02%
PUTNAM VARIABLE TRUST
Putnam VT Equity Income Fund -- Class IB               0.47%        0.25%        0.11%      --      0.83%         --
Putnam VT Multi-Cap Growth Fund -- Class IA            0.55%          --         0.12%      --      0.67%         --
RUSSELL INVESTMENT FUNDS
Aggressive Equity Fund                                 0.90%          --         0.16%      --      1.06%         --
Core Bond Fund                                         0.55%          --         0.14%    0.01%     0.70%       0.02%
Global Real Estate Securities Fund                     0.80%          --         0.15%      --      0.95%         --
Multi-Style Equity Fund                                0.73%          --         0.13%      --      0.86%         --
Non-U.S. Fund                                          0.90%          --         0.18%      --      1.08%         --

                                                    NET TOTAL
                                                     ANNUAL
                                                    OPERATING
                                                    EXPENSES
-------------------------------------------------------------
MFS(R) Emerging Markets Equity Portfolio --
 Class A                                              0.99%
MFS(R) Research International Portfolio -- Class A    0.70%
Morgan Stanley Mid Cap Growth Portfolio --
 Class A                                              0.68%
PIMCO Total Return Portfolio -- Class A               0.47%
Pioneer Fund Portfolio -- Class A                     0.67%
Pioneer Fund Portfolio -- Class B                     0.92%
T. Rowe Price Large Cap Value Portfolio --
 Class A                                              0.59%
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio -- Class A            0.35%
BlackRock Money Market Portfolio -- Class A           0.35%
Jennison Growth Portfolio -- Class A                  0.54%
MFS(R) Value Portfolio -- Class B                     0.83%
Neuberger Berman Genesis Portfolio -- Class A         0.83%
T. Rowe Price Large Cap Growth Portfolio --
 Class A                                              0.61%
PUTNAM VARIABLE TRUST
Putnam VT Equity Income Fund -- Class IB              0.83%
Putnam VT Multi-Cap Growth Fund -- Class IA           0.67%
RUSSELL INVESTMENT FUNDS
Aggressive Equity Fund                                1.06%
Core Bond Fund                                        0.68%
Global Real Estate Securities Fund                    0.95%
Multi-Style Equity Fund                               0.86%
Non-U.S. Fund                                         1.08%

The information shown in the table above was provided by the investment portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the investment portfolio's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the investment portfolio, but that the expenses of the investment portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the investment portfolio's board of directors or trustees, are not shown.

INVESTMENT OPTIONS

The contract offers the INVESTMENT PORTFOLIOS which are listed below for allocation of purchase payments and transfers. CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT FIRST METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I

 Invesco V.I. International Growth Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 1

 Templeton Foreign VIP Fund

MET INVESTORS SERIES TRUST

 Clarion Global Real Estate Portfolio -- Class A
 ClearBridge Aggressive Growth Portfolio -- Class A
 Invesco Mid Cap Value Portfolio -- Class A
 Lord Abbett Bond Debenture Portfolio -- Class A
 MFS(R) Emerging Markets Equity Portfolio -- Class A
 MFS(R) Research International Portfolio -- Class A
 Morgan Stanley Mid Cap Growth Portfolio -- Class A
 PIMCO Total Return Portfolio -- Class A
 Pioneer Fund Portfolio -- Class A and Class B
 T. Rowe Price Large Cap Value Portfolio -- Class A

METROPOLITAN SERIES FUND

 BlackRock Bond Income Portfolio -- Class A
 BlackRock Money Market Portfolio -- Class A
 Jennison Growth Portfolio -- Class A
 MFS(R) Value Portfolio -- Class B
 Neuberger Berman Genesis Portfolio -- Class A
 T. Rowe Price Large Cap Growth Portfolio -- Class A

PUTNAM VARIABLE TRUST

 Putnam VT Equity Income Fund -- Class IB
 Putnam VT Multi-Cap Growth Fund -- Class IA

RUSSELL INVESTMENT FUNDS

 Aggressive Equity Fund
 Core Bond Fund
 Global Real Estate Securities Fund
 Multi-Style Equity Fund
 Non-U.S. Fund

DISTRIBUTOR

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

CYBERSECURITY

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the investment portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on First MetLife Investors Insurance Company and the Separate Account, as well as individual owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the investment portfolios; impact our ability to calculate accumulation unit values; cause the release and possible destruction of confidential owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

FINANCIAL STATEMENTS

The financial statements of the Separate Account are attached. Upon request, the financial statements of First MetLife Investors Insurance Company will be sent to you without charge.

DISCONTINUED INVESTMENT PORTFOLIOS. The following investment options are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Metropolitan Series Fund ("MSF"):
Baillie Gifford International Stock Portfolio (Class B) (closed effective December 19, 2003); Jennison Growth Portfolio (Class B) (closed effective
May 1, 2005); (b) Met Investors Series Trust: MetLife Small Cap Value Portfolio (formerly Third Avenue Small Cap Value Portfolio) (Class A) (closed effective May 1, 2005); (c) MSF: BlackRock Capital Appreciation Portfolio (formerly BlackRock Legacy Large Cap Growth Portfolio) (Class A) (added and closed effective May 4, 2009).

Effective as of April 28, 2003, General American Money Market Fund was merged into the State Street Research Money Market Portfolio of Metropolitan Series Fund, Inc. and the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.

Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco VI"): Invesco V.I. Premier Equity Fund (Series I) was replaced with the Lord Abbett Growth and Income Fund (Class A) of Met Investors Series Trust ("MIST");
(b) AllianceBernstein Variable Products Series Fund, Inc.: AllianceBernstein Premier Growth Portfolio (Class A) was replaced with the Janus Aggressive Growth Portfolio (Class A) of MIST; (c) MFS(R) Variable Insurance Trust (Initial Class): MFS(R) Research Series (closed effective May 1, 2004) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of MIST; MFS(R) Emerging Growth Series (closed effective May 1, 2004) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of MSF; (d) Oppenheimer Variable Account Funds (Initial Class): Oppenheimer Bond Fund/VA was replaced with the State Street Research Bond Income Portfolio (Class A) of Metropolitan Series Fund, Inc.

Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class A) of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio (Class A) of the Met Investors Series Trust and the J.P. Morgan Select Equity Portfolio (Class A) of the Met Investors Series Trust was merged into the Capital Guardian U.S. Equity Portfolio (Class A) of the Metropolitan Series Fund, Inc. Effective as of May 1, 2005, the Met/Putnam Voyager Portfolio (Class B) of the Metropolitan Series Fund, Inc. merged into the Jennison Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc.

Effective as of May 1, 2005, the following investment portfolios were replaced:
(a) AllianceBernstein Variable Products Series Fund, Inc.: the AllianceBernstein Real Estate Investment Portfolio (Class A) was replaced with the Neuberger Berman Real Estate Portfolio (Class A) of the Met Investors Series Trust; (b) MFS(R) Variable Insurance Trust: the MFS(R) High Income Series (Initial Class) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of the Met Investors Series Trust and the MFS(R) Investors Trust Series (Initial Class) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; (c) Putnam Variable Trust: the Putnam VT International Equity Fund (Class IA) was replaced with the MFS Research International Portfolio (Class A) of the Met Investors Series Trust; (d) Scudder Variable Series II: the SVS Dreman Small Cap Value Portfolio (Class A) (closed effective May 1, 2002) was replaced with the Third Avenue Small Cap Value Portfolio (Class A) of the Met Investors Series Trust.

Effective as of April 30, 2007, the Invesco V.I. Capital Appreciation Fund (Series I) (closed effective May 1, 2006) was replaced with the Met/AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust. Effective as of April 30, 2007, the following portfolios of the Met Investors Series Trust were merged: the Met/Putnam Capital Opportunities Portfolio (Class A) merged into the Lazard Mid Cap Portfolio (Class A); and the Lord Abbett America's Value Portfolio (Class B) merged into the Lord Abbett Bond Debenture Portfolio (Class B) (approximately 35%) and the Lord Abbett Mid Cap Value Portfolio (Class B) (approximately 65%).

Effective as of April 28, 2008, the Templeton Developing Markets Securities Fund (Class I) was replaced with the MFS(R) Emerging Markets Equity Portfolio (Class A) of the Met Investors Series Trust.

Effective as of May 4, 2009, the Capital Guardian U.S. Equity Portfolio (Class A and Class B) of the Metropolitan Series Fund, Inc. merged into the Pioneer Fund Portfolio (Class A and Class B) of the Met Investors Series Trust; and the Met/AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust merged into the BlackRock Legacy Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.

Effective as of May 3, 2010, the assets in the Class B shares of the following investment portfolios of the Met Investors Series Trust, which has been closed to new investment, were transferred to the Class A shares of those investment portfolios: the Lord Abbett Bond Debenture Portfolio and the Lord Abbett Mid Cap Value Portfolio.

Effective as of May 3, 2010, the Putnam VT Growth and Income Fund (Class IA) and the Putnam VT Growth and Income Fund (Class IB) (closed effective May 1,
2006) of the Putnam Variable Trust were replaced by the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust.

Effective as of September 27, 2010, the Putnam VT Vista Fund (Class IA) of the Putnam Variable Trust merged into the Putnam VT Multi-Cap Growth Fund (Class
IA) of the Putnam Variable Trust.

Effective as of April 30, 2012, the Oppenheimer Capital Appreciation Portfolio of the Met Investors Series Trust merged into the Jennison Growth Portfolio of the Metropolitan Series Fund.

Effective as of April 29, 2013, the MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) of the Met Investors Series Trust merged into the Neuberger Berman Genesis Portfolio of the Metropolitan Series Fund.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
PART 1. INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE PART 2 OF THIS APPENDIX FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.

                                               INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO
VARIABLE INSURANCE FUNDS) -- SERIES I
Invesco V.I. International Growth Fund Seeks long-term growth of capital.     Invesco Advisers, Inc.
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST -- CLASS 1
Templeton Foreign VIP Fund             Seeks long-term capital growth.        Templeton Investment Counsel, LLC
MET INVESTORS SERIES TRUST
Clarion Global Real Estate Portfolio   Seeks total return through investment  MetLife Advisers, LLC
 -- Class A                            in real estate securities,             Subadviser: CBRE Clarion Securities LLC
                                       emphasizing both capital appreciation
                                       and current income.
ClearBridge Aggressive Growth          Seeks capital appreciation.            MetLife Advisers, LLC
 Portfolio -- Class A                                                         Subadviser: ClearBridge Investments, LLC
Invesco Mid Cap Value Portfolio --     Seeks high total return by investing
 Class A                               in equity securities of mid-sized      MetLife Advisers, LLC
                                       companies.                             Subadviser: Invesco Advisers, Inc.
Lord Abbett Bond Debenture Portfolio   Seeks high current income and the      MetLife Advisers, LLC
 -- Class A                            opportunity for capital appreciation   Subadviser: Lord, Abbett & Co. LLC
                                       to produce a high total return.
MFS(R) Emerging Markets Equity         Seeks capital appreciation.            MetLife Advisers, LLC
 Portfolio -- Class A                                                         Subadviser: Massachusetts Financial Services
                                                                              Company
MFS(R) Research International          Seeks capital appreciation.            MetLife Advisers, LLC
 Portfolio -- Class A                                                         Subadviser: Massachusetts Financial Services
                                                                              Company
Morgan Stanley Mid Cap Growth          Seeks capital appreciation.            MetLife Advisers, LLC
 Portfolio -- Class A                                                         Subadviser: Morgan Stanley Investment
                                                                              Management Inc.
PIMCO Total Return Portfolio --        Seeks maximum total return,            MetLife Advisers, LLC
 Class A                               consistent with the preservation of    Subadviser: Pacific Investment Management
                                       capital and prudent investment         Company LLC
                                       management.
Pioneer Fund Portfolio -- Class A and  Seeks reasonable income and capital    MetLife Advisers, LLC
 Class B                               growth.                                Subadviser: Pioneer Investment
                                                                              Management, Inc.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation   MetLife Advisers, LLC
 Portfolio -- Class A                  by investing in common stocks          Subadviser: T. Rowe Price Associates, Inc.
                                       believed to be undervalued. Income is
                                       a secondary objective.
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --     Seeks a competitive total return       MetLife Advisers, LLC
 Class A                               primarily from investing in            Subadviser: BlackRock Advisors, LLC
                                       fixed-income securities.
BlackRock Money Market Portfolio --    Seeks a high level of current income   MetLife Advisers, LLC
 Class A                               consistent with preservation of        Subadviser: BlackRock Advisors, LLC
                                       capital.
Jennison Growth Portfolio -- Class A   Seeks long-term growth of capital.     MetLife Advisers, LLC
                                                                              Subadviser: Jennison Associates LLC
MFS(R) Value Portfolio -- Class B      Seeks capital appreciation.            MetLife Advisers, LLC
                                                                              Subadviser: Massachusetts Financial Services
                                                                              Company

                                               INVESTMENT OBJECTIVE                   INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis Portfolio --  Seeks high total return, consisting    MetLife Advisers, LLC
 Class A                               principally of capital appreciation.   Subadviser: Neuberger Berman Management
                                                                              LLC
T. Rowe Price Large Cap Growth         Seeks long-term growth of capital.     MetLife Advisers, LLC
 Portfolio -- Class A                                                         Subadviser: T. Rowe Price Associates, Inc.
PUTNAM VARIABLE TRUST
Putnam VT Equity Income Fund -- Class  Seeks capital growth and current       Putnam Investment Management, LLC
 IB                                    income.
Putnam VT Multi-Cap Growth Fund --     Seeks long-term capital appreciation.  Putnam Investment Management, LLC
 Class IA
RUSSELL INVESTMENT FUNDS
Aggressive Equity Fund                 Seeks to provide long term capital     Russell Investment Management Company
                                       growth.                                Subadvisers: Conestoga Capital Advisors,
                                                                              LLC; DePrince, Race & Zollo, Inc.; Jacobs
                                                                              Levy Equity Management, Inc.; RBC Global
                                                                              Asset Management (U.S.) Inc.; Ranger
                                                                              Investment Management, L.P.
Core Bond Fund                         Seeks to provide current income, and   Russell Investment Management Company
                                       as a secondary objective, capital      Subadvisers: Colchester Global Investors
                                       appreciation.                          Limited; Logan Circle Partners, L.P.; Macro
                                                                              Currency Group - an investment group within
                                                                              Principle Global Investors LLC; Metropolitan
                                                                              West Asset Management, LLC; Scout
                                                                              Investments, Inc.
Global Real Estate Securities Fund     Seeks to provide current income and    Russell Investment Management Company
                                       long-term capital growth.              Subadvisers: Cohen & Steers Capital
                                                                              Management, Inc.; INVESCO Advisers, Inc.;
                                                                              Morgan Stanley Investment Management Inc.;
                                                                              Morgan Stanley Investment Management
                                                                              Limited and Morgan Stanley Investment
                                                                              Management Company
Multi-Style Equity Fund                Seeks to provide long term capital     Russell Investment Management Company
                                       growth.                                Subadvisers: Columbus Circle Investors;
                                                                              Institutional Capital LLC; Jacobs Levy Equity
                                                                              Management, Inc.; Mar Vista Investment
                                                                              Partners, LLC; Suffolk Capital Management,
                                                                              LLC and Sustainable Growth Advisers, LP
Non-U.S. Fund                          Seeks to provide long term capital     Russell Investment Management Company
                                       growth.                                Subadvisers: Barrow, Hanley, Mewhinney &
                                                                              Strauss, LLC; MFS Institutional Advisors,
                                                                              Inc.; Pzena Investment Management, LLC and
                                                                              William Blair & Company, LLC

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
PART 2. PORTFOLIOS AVAILABLE WITH YOUR CONTRACT

If you purchased the FIRST COVA RUSSELL-SELECT VARIABLE ANNUITY, the following portfolios are available:

METROPOLITAN SERIES FUND

   BlackRock Money Market Portfolio (Class A)

RUSSELL INVESTMENT FUNDS

   Aggressive Equity Fund
   Core Bond Fund
   Global Real Estate Securities Fund
   Multi-Style Equity Fund
   Non-U.S.Fund
--------------------------------------------------------------------------------

If you purchased the FIRST COVA CUSTOM-SELECT VARIABLE ANNUITY, the following portfolios are available:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUND) (SERIES I)

   Invesco V.I. International Growth Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

   Templeton Foreign VIP Fund

MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))

   Clarion Global Real Estate Portfolio
   ClearBridge Aggressive Growth Portfolio
   Invesco Mid Cap Value Portfolio
   Lord Abbett Bond Debenture Portfolio
   MFS(R) Emerging Markets Equity Portfolio
   MFS(R) Research International Portfolio
   Morgan Stanley Mid Cap Growth Portfolio
   PIMCO Total Return Portfolio
   Pioneer Fund Portfolio (Class B)
   T. Rowe Price Large Cap Value Portfolio

METROPOLITAN SERIES FUND (CLASS A)

   BlackRock Bond Income Portfolio
   BlackRock Money Market Portfolio
   Jennison Growth Portfolio
   Neuberger Berman Genesis Portfolio
   T. Rowe Price Large Cap Growth Portfolio


PUTNAM VARIABLE TRUST (CLASS IA)

   Putnam VT Multi-Cap Growth Fund

--------------------------------------------------------------------------------
If you purchased the FIRST COVA VARIABLE ANNUITY, the following portfolios are available:

MET INVESTORS SERIES TRUST (CLASS A)

   Invesco Mid Cap Value Portfolio
   Lord Abbett Bond Debenture Portfolio
   MFS(R) Research International Portfolio
   Morgan Stanley Mid Cap Growth Portfolio
   PIMCO Total Return Portfolio
   Pioneer Fund Portfolio
   T. Rowe Price Large Cap Value Portfolio

METROPOLITAN SERIES FUND

   BlackRock Money Market Portfolio (Class A)
   MFS(R) Value Portfolio (Class B)
   Neuberger Berman Genesis Portfolio (Class A)

PUTNAM VARIABLE TRUST (CLASS IB)

   Putnam VT Equity Income Fund

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED MAY 1, 2015
                                      TO
                         PROSPECTUS DATED MAY 1, 2002
                                  (CLASS VA)

This Supplement revises information contained in the prospectus dated May 1, 2002 (as supplemented) for the First MetLife Investors Class VA Variable Annuity contract issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE FEE TABLE

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

                  Mortality and Expense Risk Premium.... 1.25%
                  Administrative Expense Charge.........  .15%
                                                         -----
                  TOTAL SEPARATE ACCOUNT ANNUAL EXPENSE. 1.40%

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

                                                                                  Minimum Maximum
                                                                                  ------- -------
Total Annual Investment Portfolio Operating Expenses
  (expenses that are deducted from investment portfolio assets, including
  management fees, distribution and/or service (12b-1) fees, and other expenses).  0.52%   1.26%

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of average daily net assets of an investment portfolio)

                                                                 Distribution           Acquired    Total
                                                                    and/or              Fund Fees  Annual     Fee Waiver
                                                     Management Service(12b-1)  Other      and    Operating and/or Expense
                                                        Fee          Fees      Expenses Expenses  Expenses  Reimbursement
---------------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST
American Funds(R) Growth Portfolio -- Class C             --         0.55%       0.02%    0.35%     0.92%          --
BlackRock High Yield Portfolio -- Class B               0.60%        0.25%       0.08%    0.08%     1.01%          --
Clarion Global Real Estate Portfolio -- Class B         0.59%        0.25%       0.05%      --      0.89%          --
ClearBridge Aggressive Growth Portfolio -- Class B      0.55%        0.25%       0.02%      --      0.82%        0.01%
Harris Oakmark International Portfolio -- Class B       0.77%        0.25%       0.06%      --      1.08%        0.02%
Invesco Comstock Portfolio -- Class B                   0.56%        0.25%       0.02%      --      0.83%        0.02%
Invesco Mid Cap Value Portfolio -- Class B              0.64%        0.25%       0.05%    0.04%     0.98%        0.02%
Invesco Small Cap Growth Portfolio -- Class B           0.84%        0.25%       0.03%      --      1.12%        0.01%
JPMorgan Core Bond Portfolio -- Class B                 0.55%        0.25%       0.02%      --      0.82%        0.13%
Loomis Sayles Global Markets Portfolio -- Class B       0.70%        0.25%       0.08%      --      1.03%          --
Lord Abbett Bond Debenture Portfolio -- Class B         0.51%        0.25%       0.04%      --      0.80%        0.01%
Met/Franklin Low Duration Total Return Portfolio --
 Class B                                                0.49%        0.25%       0.04%      --      0.78%        0.02%
MetLife Small Cap Value Portfolio -- Class B            0.74%        0.25%       0.03%      --      1.02%        0.01%
MFS(R) Emerging Markets Equity Portfolio -- Class B     0.86%        0.25%       0.15%      --      1.26%        0.02%
MFS(R) Research International Portfolio -- Class B      0.69%        0.25%       0.07%      --      1.01%        0.06%
PIMCO Inflation Protected Bond Portfolio -- Class B     0.47%        0.25%       0.09%      --      0.81%        0.01%
PIMCO Total Return Portfolio -- Class B                 0.48%        0.25%       0.03%      --      0.76%        0.04%
Pioneer Fund Portfolio -- Class B                       0.67%        0.25%       0.05%      --      0.97%        0.05%

                                                     Net Total
                                                      Annual
                                                     Operating
                                                     Expenses
--------------------------------------------------------------
MET INVESTORS SERIES TRUST
American Funds(R) Growth Portfolio -- Class C          0.92%
BlackRock High Yield Portfolio -- Class B              1.01%
Clarion Global Real Estate Portfolio -- Class B        0.89%
ClearBridge Aggressive Growth Portfolio -- Class B     0.81%
Harris Oakmark International Portfolio -- Class B      1.06%
Invesco Comstock Portfolio -- Class B                  0.81%
Invesco Mid Cap Value Portfolio -- Class B             0.96%
Invesco Small Cap Growth Portfolio -- Class B          1.11%
JPMorgan Core Bond Portfolio -- Class B                0.69%
Loomis Sayles Global Markets Portfolio -- Class B      1.03%
Lord Abbett Bond Debenture Portfolio -- Class B        0.79%
Met/Franklin Low Duration Total Return Portfolio --
 Class B                                               0.76%
MetLife Small Cap Value Portfolio -- Class B           1.01%
MFS(R) Emerging Markets Equity Portfolio -- Class B    1.24%
MFS(R) Research International Portfolio -- Class B     0.95%
PIMCO Inflation Protected Bond Portfolio -- Class B    0.80%
PIMCO Total Return Portfolio -- Class B                0.72%
Pioneer Fund Portfolio -- Class B                      0.92%

                                                                      Distribution           Acquired    Total
                                                                         and/or              Fund Fees  Annual     Fee Waiver
                                                          Management Service(12b-1)  Other      and    Operating and/or Expense
                                                             Fee          Fees      Expenses Expenses  Expenses  Reimbursement
--------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Large Cap Value Portfolio -- Class B           0.57%        0.25%       0.02%      --      0.84%          --
T. Rowe Price Mid Cap Growth Portfolio -- Class B            0.75%        0.25%       0.03%      --      1.03%          --
METROPOLITAN SERIES FUND
Baillie Gifford International Stock Portfolio -- Class B     0.79%        0.25%       0.08%      --      1.12%        0.12%
Barclays Aggregate Bond Index Portfolio -- Class G           0.25%        0.30%       0.03%      --      0.58%        0.00%
BlackRock Money Market Portfolio -- Class B                  0.34%        0.25%       0.03%      --      0.62%        0.02%
Frontier Mid Cap Growth Portfolio -- Class B                 0.71%        0.25%       0.05%      --      1.01%        0.01%
Jennison Growth Portfolio -- Class B                         0.59%        0.25%       0.03%      --      0.87%        0.08%
Met/Artisan Mid Cap Value Portfolio -- Class B               0.81%        0.25%       0.03%      --      1.09%          --
Met/Dimensional International Small Company
 Portfolio -- Class B                                        0.81%        0.25%       0.17%      --      1.23%        0.01%
MetLife Mid Cap Stock Index Portfolio -- Class G             0.25%        0.30%       0.05%    0.01%     0.61%        0.00%
MetLife Stock Index Portfolio -- Class B                     0.25%        0.25%       0.02%      --      0.52%        0.01%
MFS(R) Value Portfolio -- Class B                            0.70%        0.25%       0.02%      --      0.97%        0.14%
MSCI EAFE(R) Index Portfolio -- Class G                      0.30%        0.30%       0.10%    0.01%     0.71%        0.00%
Neuberger Berman Genesis Portfolio -- Class B                0.80%        0.25%       0.03%      --      1.08%        0.00%
Russell 2000(R) Index Portfolio -- Class G                   0.25%        0.30%       0.07%    0.05%     0.67%        0.01%
T. Rowe Price Large Cap Growth Portfolio -- Class B          0.60%        0.25%       0.03%      --      0.88%        0.02%
Western Asset Management U.S. Government
 Portfolio -- Class B                                        0.47%        0.25%       0.02%      --      0.74%        0.01%
WMC Core Equity Opportunities Portfolio -- Class E           0.70%        0.15%       0.03%      --      0.88%        0.11%
MET INVESTORS SERIES TRUST -- ASSET ALLOCATION
PORTFOLIOS
American Funds(R) Balanced Allocation Portfolio --
 Class C                                                     0.06%        0.55%         --     0.42%     1.03%          --
American Funds(R) Growth Allocation Portfolio --
 Class C                                                     0.06%        0.55%       0.01%    0.43%     1.05%          --
American Funds(R) Moderate Allocation Portfolio --
 Class C                                                     0.06%        0.55%       0.01%    0.40%     1.02%          --
MetLife Asset Allocation 100 Portfolio -- Class B            0.07%        0.25%       0.01%    0.68%     1.01%          --
SSGA Growth and Income ETF Portfolio -- Class B              0.30%        0.25%       0.01%    0.22%     0.78%          --
SSGA Growth ETF Portfolio -- Class B                         0.31%        0.25%       0.03%    0.24%     0.83%          --
METROPOLITAN SERIES FUND -- ASSET ALLOCATION
PORTFOLIOS -- CLASS B
MetLife Asset Allocation 20 Portfolio                        0.09%        0.25%       0.03%    0.52%     0.89%        0.02%
MetLife Asset Allocation 40 Portfolio                        0.06%        0.25%         --     0.56%     0.87%          --
MetLife Asset Allocation 60 Portfolio                        0.05%        0.25%         --     0.60%     0.90%          --
MetLife Asset Allocation 80 Portfolio                        0.05%        0.25%       0.01%    0.65%     0.96%          --

                                                          Net Total
                                                           Annual
                                                          Operating
                                                          Expenses
-------------------------------------------------------------------
T. Rowe Price Large Cap Value Portfolio -- Class B          0.84%
T. Rowe Price Mid Cap Growth Portfolio -- Class B           1.03%
METROPOLITAN SERIES FUND
Baillie Gifford International Stock Portfolio -- Class B    1.00%
Barclays Aggregate Bond Index Portfolio -- Class G          0.58%
BlackRock Money Market Portfolio -- Class B                 0.60%
Frontier Mid Cap Growth Portfolio -- Class B                1.00%
Jennison Growth Portfolio -- Class B                        0.79%
Met/Artisan Mid Cap Value Portfolio -- Class B              1.09%
Met/Dimensional International Small Company
 Portfolio -- Class B                                       1.22%
MetLife Mid Cap Stock Index Portfolio -- Class G            0.61%
MetLife Stock Index Portfolio -- Class B                    0.51%
MFS(R) Value Portfolio -- Class B                           0.83%
MSCI EAFE(R) Index Portfolio -- Class G                     0.71%
Neuberger Berman Genesis Portfolio -- Class B               1.08%
Russell 2000(R) Index Portfolio -- Class G                  0.66%
T. Rowe Price Large Cap Growth Portfolio -- Class B         0.86%
Western Asset Management U.S. Government
 Portfolio -- Class B                                       0.73%
WMC Core Equity Opportunities Portfolio -- Class E          0.77%
MET INVESTORS SERIES TRUST -- ASSET ALLOCATION
PORTFOLIOS
American Funds(R) Balanced Allocation Portfolio --
 Class C                                                    1.03%
American Funds(R) Growth Allocation Portfolio --
 Class C                                                    1.05%
American Funds(R) Moderate Allocation Portfolio --
 Class C                                                    1.02%
MetLife Asset Allocation 100 Portfolio -- Class B           1.01%
SSGA Growth and Income ETF Portfolio -- Class B             0.78%
SSGA Growth ETF Portfolio -- Class B                        0.83%
METROPOLITAN SERIES FUND -- ASSET ALLOCATION
PORTFOLIOS -- CLASS B
MetLife Asset Allocation 20 Portfolio                       0.87%
MetLife Asset Allocation 40 Portfolio                       0.87%
MetLife Asset Allocation 60 Portfolio                       0.90%
MetLife Asset Allocation 80 Portfolio                       0.96%

The information shown in the table above was provided by the investment portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the investment portfolio's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the investment portfolio, but that the expenses of the investment portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the investment portfolio's board of directors or trustees, are not shown.

Certain Funding Option that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the investment portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS

The contract offers the investments portfolios which are listed below. Appendix B contains a summary of subadvisers and investment objectives for each portfolio. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: FIRST METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.

MET INVESTORS SERIES TRUST

 American Funds(R) Growth Portfolio (Class C)
 BlackRock High Yield Portfolio (Class B)
 Clarion Global Real Estate Portfolio (Class B)
 ClearBridge Aggressive Growth Portfolio (Class B)
 Harris Oakmark International Portfolio (Class B)
 Invesco Comstock Portfolio (Class B)
 Invesco Mid Cap Value Portfolio (Class B)
 Invesco Small Cap Growth Portfolio (Class B)
 JPMorgan Core Bond Portfolio (Class B)
 Loomis Sayles Global Markets Portfolio (Class B)
 Lord Abbett Bond Debenture Portfolio (Class B)
 MetLife Small Cap Value Portfolio (Class B) (formerly, Third Avenue Small Cap
   Value Portfolio)
 Met/Franklin Low Duration Total Return Portfolio (Class B)
 MFS(R) Emerging Markets Equity Portfolio (Class B)
 MFS(R) Research International Portfolio (Class B)
 PIMCO Inflation Protected Bond Portfolio (Class B)
 PIMCO Total Return Portfolio (Class B)
 Pioneer Fund Portfolio (Class B)
 T. Rowe Price Large Cap Value Portfolio (Class B)
 T. Rowe Price Mid Cap Growth Portfolio (Class B)

METROPOLITAN SERIES FUND

 Baillie Gifford International Stock Portfolio (Class B)
 Barclays Aggregate Bond Index Portfolio (Class G)
 BlackRock Money Market Portfolio (Class B)
 Frontier Mid Cap Growth Portfolio (Class B)
 Jennison Growth Portfolio (Class B)
 Met/Artisan Mid Cap Value Portfolio (Class B)
 Met/Dimensional International Small Company Portfolio (Class B)
 MetLife Mid Cap Stock Index Portfolio (Class G)
 MetLife Stock Index Portfolio (Class B)
 MFS(R) Value Portfolio (Class B)
 MSCI EAFE(R) Index Portfolio (Class G)
 Neuberger Berman Genesis Portfolio (Class B)
 Russell 2000(R) Index Portfolio (Class G)
 T. Rowe Price Large Cap Growth Portfolio (Class B)
 Western Asset Management U.S. Government Portfolio (Class B)
 WMC Core Equity Opportunities Portfolio (Class E)

MET INVESTORS SERIES TRUST

 American Funds(R) Balanced Allocation Portfolio (Class C)
 American Funds(R) Growth Allocation Portfolio (Class C)
 American Funds(R) Moderate Allocation Portfolio (Class C)
 MetLife Asset Allocation 100 Portfolio (Class B)
 SSGA Growth and Income ETF Portfolio (Class B)
 SSGA Growth ETF Portfolio (Class B)

METROPOLITAN SERIES FUND (CLASS B)

 MetLife Asset Allocation 20 Portfolio
 MetLife Asset Allocation 40 Portfolio
 MetLife Asset Allocation 60 Portfolio
 MetLife Asset Allocation 80 Portfolio

OTHER INFORMATION

DISTRIBUTOR

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

CYBERSECURITY

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the investment portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on First MetLife Investors Insurance Company and the Separate Account, as well as individual owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the investment portfolios; impact our ability to calculate accumulation unit values; cause the release and possible destruction of confidential owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

FINANCIAL STATEMENTS

The financial statements of the Separate Account are attached. Upon request, the financial statements of First MetLife Investors Insurance Company will be sent to you without charge.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


INVESTMENT PORTFOLIO   INVESTMENT OBJECTIVE      INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------
MET INVESTORS SERIES
TRUST
American Funds(R)      Seeks to achieve       MetLife Advisers, LLC ; Capital
Growth Portfolio --    growth of capital.     Research and Management
Class C                                       Company

BlackRock High Yield   Seeks to maximize      MetLife Advisers, LLC
Portfolio -- Class B   total return,          Subadviser: BlackRock Financial
                       consistent with        Management, Inc.
                       income generation and
                       prudent investment
                       management.

Clarion Global Real    Seeks total return     MetLife Advisers, LLC
Estate Portfolio --    through investment in  Subadviser: CBRE Clarion
Class B                real estate            Securities LLC
                       securities,
                       emphasizing both
                       capital appreciation
                       and current income.

ClearBridge            Seeks capital          MetLife Advisers, LLC
Aggressive Growth      appreciation.          Subadviser: ClearBridge
Portfolio -- Class B                          Investments, LLC

Harris Oakmark         Seeks long-term        MetLife Advisers, LLC
International          capital appreciation.  Subadviser: Harris Associates L.P.
Portfolio -- Class B

Invesco Comstock       Seeks capital growth   MetLife Advisers, LLC
Portfolio -- Class B   and income.            Subadviser: Invesco Advisers, Inc.

Invesco Mid Cap Value  Seeks high total       MetLife Advisers, LLC
Portfolio -- Class B   return by investing    Subadviser: Invesco Advisers, Inc.
                       in equity securities
                       of mid-sized
                       companies.

Invesco Small Cap      Seeks long-term        MetLife Advisers, LLC
Growth Portfolio --    growth of capital.     Subadviser: Invesco Advisers, Inc.
Class B

JPMorgan Core Bond     Seeks to maximize      MetLife Advisers, LLC
Portfolio -- Class B   total return.          Subadviser: J.P. Morgan Investment
                                              Management Inc.

Loomis Sayles Global   Seeks high total       MetLife Advisers, LLC
Markets Portfolio --   investment return      Subadviser: Loomis, Sayles &
Class B                through a combination  Company, L.P.
                       of capital
                       appreciation and
                       income.

Lord Abbett Bond       Seeks high current     MetLife Advisers, LLC
Debenture Portfolio    income and the         Subadviser: Lord, Abbett & Co.
-- Class B             opportunity for        LLC
                       capital appreciation
                       to produce a high
                       total return.

Met/Franklin Low       Seeks a high level of  MetLife Advisers, LLC
Duration Total Return  current income, while  Subadviser: Franklin Advisers, Inc.
Portfolio -- Class B   seeking preservation
                       of shareholders'
                       capital.

MetLife Small Cap      Seeks long-term        MetLife Advisers, LLC
Value Portfolio --     capital appreciation.  Subadvisers: Delaware Investments
Class B                                       Fund Advisers; Wells Capital
                                              Management Incorporated

MFS(R) Emerging        Seeks capital          MetLife Advisers, LLC
Markets Equity         appreciation.          Subadviser: Massachusetts Financial
Portfolio -- Class B                          Services Company

 INVESTMENT PORTFOLIO INVESTMENT OBJECTIVE    INVESTMENT ADVISER/SUBADVISER
 ------------------------------------------------------------------------------
 MFS(R) Research      Seeks capital        MetLife Advisers, LLC
 International        appreciation.        Subadviser: Massachusetts Financial
 Portfolio -- Class B                      Services Company

 PIMCO Inflation      Seeks maximum real   MetLife Advisers, LLC
 Protected Bond       return, consistent   Subadviser: Pacific Investment
 Portfolio -- Class B with preservation    Management Company LLC
                      of capital and
                      prudent investment
                      management.

 PIMCO Total Return   Seeks maximum total  MetLife Advisers, LLC
 Portfolio -- Class B return, consistent   Subadviser: Pacific Investment
                      with the             Management Company LLC
                      preservation of
                      capital and prudent
                      investment
                      management.

 Pioneer Fund         Seeks reasonable     MetLife Advisers, LLC
 Portfolio -- Class B income and capital   Subadviser: Pioneer Investment
                      growth.              Management, Inc.

 T. Rowe Price Large  Seeks long-term      MetLife Advisers, LLC
 Cap Value Portfolio  capital              Subadviser: T. Rowe Price
 -- Class B           appreciation by      Associates, Inc.
                      investing in common
                      stocks believed to
                      be undervalued.
                      Income is a
                      secondary objective.

 T. Rowe Price Mid    Seeks long-term      MetLife Advisers, LLC
 Cap Growth           growth of capital.   Subadviser: T. Rowe Price
 Portfolio -- Class B                      Associates, Inc.
 METROPOLITAN SERIES FUND

 Baillie Gifford      Seeks long-term      MetLife Advisers, LLC
 International Stock  growth of capital.   Subadviser: Baillie Gifford Overseas
 Portfolio -- Class B                      Limited

 Barclays Aggregate   Seeks to track the   MetLife Advisers, LLC
 Bond Index           performance of the   Subadviser: MetLife Investment
 Portfolio -- Class G Barclays U.S.        Management, LLC
                      Aggregate Bond
                      Index.

 BlackRock Money      Seeks a high level   MetLife Advisers, LLC
 Market Portfolio --  of current income    Subadviser: BlackRock Advisors, LLC
 Class B              consistent with
                      preservation of
                      capital.

 Frontier Mid Cap     Seeks maximum        MetLife Advisers, LLC
 Growth Portfolio --  capital              Subadviser: Frontier Capital
 Class B              appreciation.        Management Company, LLC

 Jennison Growth      Seeks long-term      MetLife Advisers, LLC
 Portfolio -- Class B growth of capital.   Subadviser: Jennison Associates LLC

 Met/Artisan Mid Cap  Seeks long-term      MetLife Advisers, LLC
 Value Portfolio --   capital growth.      Subadviser: Artisan Partners
 Class B                                   Limited Partnership

 Met/Dimensional      Seeks long-term      MetLife Advisers, LLC
 International Small  capital              Subadviser: Dimensional Fund
 Company Portfolio    appreciation.        Advisors LP
 -- Class B

 MetLife Mid Cap      Seeks to track the   MetLife Advisers, LLC
 Stock Index          performance of the   Subadviser: MetLife Investment
 Portfolio -- Class G Standard & Poor's    Management, LLC
                      MidCap 400(R)
                      Composite Stock
                      Price Index.

 MetLife Stock Index  Seeks to track the   MetLife Advisers, LLC
 Portfolio -- Class B performance of the   Subadviser: MetLife Investment
                      Standard & Poor's    Management, LLC
                      500(R) Composite
                      Stock Price Index.

 MFS(R) Value         Seeks capital        MetLife Advisers, LLC
 Portfolio -- Class B appreciation.        Subadviser: Massachusetts Financial
                                           Services Company

 MSCI EAFE(R) Index   Seeks to track the   MetLife Advisers, LLC
 Portfolio -- Class G performance of the   Subadviser: MetLife Investment
                      MSCI EAFE(R) Index.  Management, LLC

  INVESTMENT PORTFOLIO   INVESTMENT OBJECTIVE   INVESTMENT ADVISER/SUBADVISER
  ----------------------------------------------------------------------------
  Neuberger Berman       Seeks high total       MetLife Advisers, LLC
  Genesis Portfolio --   return, consisting     Subadviser: Neuberger Berman
  Class B                principally of         Management LLC
                         capital appreciation.

  Russell 2000(R) Index  Seeks to track the     MetLife Advisers, LLC
  Portfolio -- Class G   performance of the     Subadviser: MetLife Investment
                         Russell 2000(R) Index. Management, LLC

  T. Rowe Price Large    Seeks long-term        MetLife Advisers, LLC
  Cap Growth Portfolio   growth of capital.     Subadviser: T. Rowe Price
  -- Class B                                    Associates, Inc.

  Western Asset          Seeks to maximize      MetLife Advisers, LLC
  Management U.S.        total return           Subadviser: Western Asset
  Government Portfolio   consistent with        Management Company
  -- Class B             preservation of
                         capital and
                         maintenance of
                         liquidity.

  WMC Core Equity        Seeks to provide a     MetLife Advisers, LLC
  Opportunities          growing stream of      Subadviser: Wellington
  Portfolio -- Class E   income over time and,  Management Company LLP
                         secondarily,
                         long-term capital
                         appreciation and
                         current income.


      MET INVESTORS SERIES
      TRUST

      American Funds(R)      Seeks a balance        MetLife Advisers, LLC
      Balanced Allocation    between a high level
      Portfolio -- Class C   of current income and
                             growth of capital,
                             with a greater
                             emphasis on growth of
                             capital.

      American Funds(R)      Seeks growth of        MetLife Advisers, LLC
      Growth Allocation      capital.
      Portfolio -- Class C

      American Funds(R)      Seeks a high total     MetLife Advisers, LLC
      Moderate Allocation    return in the form of
      Portfolio -- Class C   income and growth of
                             capital, with a
                             greater emphasis on
                             income.

      MetLife Asset          Seeks growth of        MetLife Advisers, LLC
      Allocation 100         capital.
      Portfolio -- Class B

      SSGA Growth and        Seeks growth of        MetLife Advisers, LLC
      Income ETF Portfolio   capital and income.    Subadviser: SSGA Funds
      -- Class B                                    Management, Inc.

      SSGA Growth ETF        Seeks growth of        MetLife Advisers, LLC
      Portfolio -- Class B   capital.               Subadviser: SSGA Funds
                                                    Management, Inc.


      METROPOLITAN SERIES
      FUND -- CLASS B

      MetLife Asset          Seeks a high level of  MetLife Advisers, LLC
      Allocation 20          current income, with
      Portfolio              growth of capital as
                             a secondary objective.

      MetLife Asset          Seeks high total       MetLife Advisers, LLC
      Allocation 40          return in the form of
      Portfolio              income and growth of
                             capital, with a
                             greater emphasis on
                             income.

      MetLife Asset          Seeks a balance        MetLife Advisers, LLC
      Allocation 60          between a high level
      Portfolio              of current income and
                             growth of capital,
                             with a greater
                             emphasis on growth of
                             capital.

      MetLife Asset          Seeks growth of        MetLife Advisers, LLC
      Allocation 80          capital.
      Portfolio

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED MAY 1, 2015
                                      TO
                         PROSPECTUS DATED MAY 1, 2002
                                  (CLASS AA)

This Supplement revises information contained in the prospectus dated May 1, 2002 (as supplemented) for the Class AA Variable Annuity contract issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

FIRSTMETLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE FEE TABLE

SEPARATEACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

                  Mortality and Expense Risk Premium*.... 1.25%
                  Administration Expense Charge..........  .15%
                                                          -----
                  Total Separate Account Annual Expenses. 1.40%

   * We are waiving an amount of the Mortality and Expense Risk Premium equal to the investment portfolio expenses that are in excess of 0.92% for account value allocated to the T. Rowe Price Large Cap Growth Portfolio (Class B), in excess of 0.91% for account value allocated to the BlackRock Capital Appreciation Portfolio (Class A), and in excess of 0.83% for account value allocated to the T. Rowe Price Large Cap Value Portfolio (Class B).

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

                                                Minimum Maximum
                                                ------- -------
                 Total Annual Investment
                 Portfolio Operating Expenses
                 (expenses that are deducted
                 from investment portfolio
                 assets, including management
                 fees, distribution and/or
                 service (12b-1) fees, and
                 other expenses)                 0.52%   1.28%

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of average daily net assets of an investment portfolio)

                                                     DISTRIBUTION            ACQUIRED   TOTAL    FEE WAIVER   NET TOTAL
                                                        AND/OR                 FUND    ANNUAL      AND/OR      ANNUAL
                                         MANAGEMENT SERVICE (12B-1)  OTHER   FEES AND OPERATING    EXPENSE    OPERATING
                                            FEE          FEES       EXPENSES EXPENSES EXPENSES  REIMBURSEMENT EXPENSES
-----------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO
VARIABLE INSURANCE FUNDS) -- SERIES II
Invesco V.I. International Growth Fund     0.71%         0.25%       0.31%    0.01%     1.28%       0.01%       1.27%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
-- SERVICE CLASS 2
Equity-Income Portfolio                    0.45%         0.25%       0.09%    0.06%     0.85%          --       0.85%
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST -- CLASS 2
Templeton Foreign VIP Fund                 0.74%         0.25%       0.03%       --     1.02%          --       1.02%
MET INVESTORS SERIES TRUST -- CLASS B
Clarion Global Real Estate Portfolio       0.59%         0.25%       0.05%       --     0.89%          --       0.89%
ClearBridge Aggressive Growth Portfolio    0.55%         0.25%       0.02%       --     0.82%       0.01%       0.81%
Invesco Comstock Portfolio                 0.56%         0.25%       0.02%       --     0.83%       0.02%       0.81%
Invesco Mid Cap Value Portfolio            0.64%         0.25%       0.05%    0.04%     0.98%       0.02%       0.96%
Invesco Small Cap Growth Portfolio         0.84%         0.25%       0.03%       --     1.12%       0.01%       1.11%
Lord Abbett Bond Debenture Portfolio       0.51%         0.25%       0.04%       --     0.80%       0.01%       0.79%
Met/Franklin Low Duration Total Return
 Portfolio                                 0.49%         0.25%       0.04%       --     0.78%       0.02%       0.76%

                                                              DISTRIBUTION            ACQUIRED   TOTAL    FEE WAIVER   NET TOTAL
                                                                 AND/OR                 FUND    ANNUAL      AND/OR      ANNUAL
                                                  MANAGEMENT SERVICE (12B-1)  OTHER   FEES AND OPERATING    EXPENSE    OPERATING
                                                     FEE          FEES       EXPENSES EXPENSES EXPENSES  REIMBURSEMENT EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
MetLife Small Cap Value Portfolio                   0.74%         0.25%       0.03%       --     1.02%       0.01%       1.01%
MFS(R) Emerging Markets Equity Portfolio            0.86%         0.25%       0.15%       --     1.26%       0.02%       1.24%
MFS(R) Research International Portfolio             0.69%         0.25%       0.07%       --     1.01%       0.06%       0.95%
Morgan Stanley Mid Cap Growth Portfolio             0.64%         0.25%       0.05%       --     0.94%       0.01%       0.93%
PIMCO Total Return Portfolio                        0.48%         0.25%       0.03%       --     0.76%       0.04%       0.72%
Pioneer Fund Portfolio                              0.67%         0.25%       0.05%       --     0.97%       0.05%       0.92%
T. Rowe Price Large Cap Value Portfolio             0.57%         0.25%       0.02%       --     0.84%          --       0.84%
T. Rowe Price Mid Cap Growth Portfolio              0.75%         0.25%       0.03%       --     1.03%          --       1.03%
METROPOLITAN SERIES FUND
Baillie Gifford International Stock Portfolio --
 Class B                                            0.79%         0.25%       0.08%       --     1.12%       0.12%       1.00%
BlackRock Bond Income Portfolio -- Class B          0.32%         0.25%       0.03%       --     0.60%       0.00%       0.60%
BlackRock Capital Appreciation Portfolio --
 Class A                                            0.69%            --       0.02%       --     0.71%       0.06%       0.65%
BlackRock Money Market Portfolio -- Class B         0.34%         0.25%       0.03%       --     0.62%       0.02%       0.60%
Jennison Growth Portfolio -- Class B                0.59%         0.25%       0.03%       --     0.87%       0.08%       0.79%
Loomis Sayles Small Cap Growth Portfolio --
 Class B                                            0.90%         0.25%       0.05%       --     1.20%       0.09%       1.11%
MetLife Stock Index Portfolio -- Class B            0.25%         0.25%       0.02%       --     0.52%       0.01%       0.51%
Neuberger Berman Genesis Portfolio -- Class B       0.80%         0.25%       0.03%       --     1.08%       0.00%       1.08%
T. Rowe Price Large Cap Growth Portfolio --
 Class B                                            0.60%         0.25%       0.03%       --     0.88%       0.02%       0.86%
T. Rowe Price Small Cap Growth Portfolio --
 Class B                                            0.47%         0.25%       0.04%       --     0.76%          --       0.76%
Western Asset Management Strategic Bond
 Opportunities Portfolio -- Class B                 0.59%         0.25%       0.06%       --     0.90%       0.04%       0.86%
WMC Core Equity Opportunities Portfolio --
 Class E                                            0.70%         0.15%       0.03%       --     0.88%       0.11%       0.77%
PIMCO VARIABLE INSURANCE TRUST --
ADMINISTRATIVE CLASS
PIMCO High Yield Portfolio                          0.60%         0.15%          --       --     0.75%          --       0.75%
PIMCO Low Duration Portfolio                        0.50%         0.15%          --       --     0.65%          --       0.65%
PUTNAM VARIABLE TRUST -- CLASS IB
Putnam VT Multi-Cap Growth Fund                     0.55%         0.25%       0.12%       --     0.92%          --       0.92%
MET INVESTORS SERIES TRUST -- ASSET
ALLOCATION PORTFOLIOS
American Funds(R) Balanced Allocation
 Portfolio -- Class C                               0.06%         0.55%          --    0.42%     1.03%          --       1.03%
American Funds(R) Growth Allocation Portfolio
 -- Class C                                         0.06%         0.55%       0.01%    0.43%     1.05%          --       1.05%
American Funds(R) Moderate Allocation
 Portfolio -- Class C                               0.06%         0.55%       0.01%    0.40%     1.02%          --       1.02%
MetLife Asset Allocation 100 Portfolio --
 Class B                                            0.07%         0.25%       0.01%    0.68%     1.01%          --       1.01%
SSGA Growth and Income ETF Portfolio --
 Class B                                            0.30%         0.25%       0.01%    0.22%     0.78%          --       0.78%
SSGA Growth ETF Portfolio -- Class B                0.31%         0.25%       0.03%    0.24%     0.83%          --       0.83%
METROPOLITAN SERIES FUND -- ASSET
ALLOCATION PORTFOLIOS -- CLASS B
MetLife Asset Allocation 20 Portfolio               0.09%         0.25%       0.03%    0.52%     0.89%       0.02%       0.87%
MetLife Asset Allocation 40 Portfolio               0.06%         0.25%          --    0.56%     0.87%          --       0.87%
MetLife Asset Allocation 60 Portfolio               0.05%         0.25%          --    0.60%     0.90%          --       0.90%
MetLife Asset Allocation 80 Portfolio               0.05%         0.25%       0.01%    0.65%     0.96%          --       0.96%

The information shown in the table above was provided by the investment portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the investment portfolio's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the investment portfolio, but that the expenses of the investment portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the investment portfolio's board of directors or trustees, are not shown.

Certain investment portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the investment portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS

The contract offers the investment portfolios which are listed below. Appendix B contains a summary of subadvisers and investment objectives for each portfolio. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT FIRST METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.

             AIM VARIABLE INSURANCE FUNDS (INVESCO
             VARIABLE INSURANCE FUNDS) -- SERIES II

              Invesco V.I. International Growth Fund

             FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
             SERVICE CLASS 2

              Equity-Income Portfolio
             FRANKLIN TEMPLETON VARIABLE INSURANCE
             PRODUCTS TRUST -- CLASS 2

              Templeton Foreign VIP Fund

             MET INVESTORS SERIES TRUST -- CLASS B

              Clarion Global Real Estate Portfolio
              ClearBridge Aggressive Growth Portfolio
              Invesco Comstock Portfolio
              Invesco Mid Cap Value Portfolio
              Invesco Small Cap Growth Portfolio
              Lord Abbett Bond Debenture Portfolio
              Met/Franklin Low Duration Total Return Portfolio
              MetLife Small Cap Value Portfolio
                (formerly Third Avenue Small Cap Value Portfolio)

           MFS(R) Emerging Markets Equity Portfolio
           MFS(R) Research International Portfolio
           Morgan Stanley Mid Cap Growth Portfolio
           PIMCO Total Return Portfolio
           Pioneer Fund Portfolio
           T. Rowe Price Large Cap Value Portfolio
           T. Rowe Price Mid Cap Growth Portfolio

          METROPOLITAN SERIES FUND

           Baillie Gifford International Stock Portfolio -- Class B
           BlackRock Bond Income Portfolio -- Class B
           BlackRock Capital Appreciation Portfolio -- Class A
           BlackRock Money Market Portfolio -- Class B
           Jennison Growth Portfolio -- Class B
           Loomis Sayles Small Cap Growth Portfolio -- Class B
           MetLife Stock Index Portfolio -- Class B
           Neuberger Berman Genesis Portfolio -- Class B
           T. Rowe Price Large Cap Growth Portfolio -- Class B
           T. Rowe Price Small Cap Growth Portfolio -- Class B
           Western Asset Management Strategic Bond
             Opportunities Portfolio -- Class B
           WMC Core Equity Opportunities Portfolio -- Class E

          PIMCO VARIABLE INSURANCE TRUST --
          ADMINISTRATIVE CLASS

           PIMCO High Yield Portfolio
           PIMCO Low Duration Portfolio

          PUTNAM VARIABLE TRUST -- CLASS IB

           Putnam VT Multi-Cap Growth Fund

          MET INVESTORS SERIES TRUST

           American Funds(R) Balanced Allocation Portfolio -- Class C
           American Funds(R) Growth Allocation Portfolio -- Class C
           American Funds(R) Moderate Allocation Portfolio -- Class C
           MetLife Asset Allocation 100 Portfolio -- Class B
           SSGA Growth and Income ETF Portfolio -- Class B
           SSGA Growth ETF Portfolio -- Class B

          METROPOLITAN SERIES FUND -- CLASS B

           MetLife Asset Allocation 20 Portfolio
           MetLife Asset Allocation 40 Portfolio
           MetLife Asset Allocation 60 Portfolio
           MetLife Asset Allocation 80 Portfolio

OTHER INFORMATION

DISTRIBUTOR

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their required representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

CYBERSECURITY

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the investment portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on First MetLife Investors Insurance Company and the Separate Account, as well as individual owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the investment portfolios; impact our ability to calculate accumulation unit values; cause the release and possible destruction of confidential owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

FINANCIAL STATEMENTS

The financial statements of the Separate Account are attached. Upon request, the financial statements of First MetLife Investors Insurance Company will be sent to you without charge.

DISCONTINUED INVESTMENT PORTFOLIOS. The following investment options are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco VI"): Invesco V.I. International Growth Fund (Series I) (closed effective May 1, 2002); (b) Met Investors Series Trust (Class A): T. Rowe Price Large Cap Value Portfolio and for contracts issued prior to May 1, 2002, Lord Abbett Bond Debenture Portfolio (closed effective May 1, 2004) and for contracts issued prior to May 1, 2003, Invesco Mid Cap Value Portfolio, MFS(R) Research International Portfolio (Class A) and T. Rowe Price Mid Cap Growth Portfolio (closed effective May 1, 2004); MetLife Small Cap Value Portfolio (formerly Third Avenue Small Cap Value Portfolio) (Class A) (closed effective May 1, 2005); and (c) Metropolitan Series Fund: T. Rowe Price Small Cap Growth Portfolio (Class A) (added and closed effective April 30,
2007).

Effective as of May 1, 2002, the following investment portfolios of the Goldman Sachs Variable Insurance Trust were liquidated: the Goldman Sachs Global Income Fund and Goldman Sachs Internet Tollkeeper Fund.

Effective as of April 28, 2003, the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.

Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds): for contracts issued on or after May 1, 2002, the Invesco V.I. Premier Equity Fund (Series II) was replaced with the Lord Abbett Growth and Income Fund (Class B);
(b) AllianceBernstein Variable Products Series Fund, Inc. (Class B): the AllianceBernstein Premier Growth Portfolio was replaced with the Janus Aggressive Growth Portfolio (Class B) of the

Met Investors Series Trust; the AllianceBernstein Value Portfolio (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust; and the AllianceBernstein Small Cap Value Portfolio (closed effective May 1, 2003) was replaced with the Third Avenue Small Cap Value Portfolio (Class B) of the Met Investors Series Trust; (c) American Century Variable Portfolios, Inc.: the American Century VP Income & Growth Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust; the American Century VP Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Mid Cap Value Portfolio
(Class A) of the Met Investors Series Trust; and the American Century VP International Fund (closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust;
(d) Dreyfus Variable Investment Fund (Service Shares): The Dreyfus VIF - Disciplined Stock Portfolio (closed effective May 1, 2003) and the Dreyfus VIF
- Appreciation Portfolio (closed effective May 1, 2003) were replaced with the Oppenheimer Capital Appreciation Portfolio (Class B) of the Met Investors Series Trust; (e) Franklin Templeton Variable Insurance Products Trust (Class
2); the Franklin Small Cap Fund (closed effective May 1, 2004) was replaced with the T. Rowe Price Small Cap Growth Fund (Class B) of the Metropolitan Series Fund, Inc.; and the Mutual Shares Securities Fund (closed effective May 1, 2004) was replaced with the Lord Abbett Growth and Income Portfolio (Class
B) of the Met Investors Series Trust; (f) Goldman Sachs Variable Insurance Trust ("GSVIT"): the GSVIT Growth and Income Fund (closed effective May 1,
2002) was replaced with the Lord Abbett Growth and Income Fund (Class A) of the Met Investors Series Trust; and the GSVIT International Equity Fund (closed effective May 1, 2002) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (g) INVESCO Variable Investment Funds, Inc.: the INVESCO VIF-Dynamics Fund (closed effective May 1,
2003) was replaced with the T. Rowe Price Mid Cap Growth Portfolio (Class A) of the Met Investors Series Trust; and the INVESCO VIF-High Yield Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of Met Investors Series Trust; (h) Liberty Variable
Investments: the Newport Tiger Fund, Variable Series (Class A) (closed effective May 1, 2002) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (i) MFS(R) Variable Insurance Trust (Service Class): MFS(R) Research Series (closed effective May 1, 2004) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class B) of the Met Investors Series Trust; MFS(R) Emerging Growth Series (closed effective May 1, 2004) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc.; and the MFS(R) Strategic Income Series (closed effective May 1, 2004) was replaced with the Western Asset Management Strategic Bond Opportunities Portfolio (Class B), formerly Salomon Brothers Strategic Bond Opportunities Portfolio (Class B) of the Metropolitan Series Fund, Inc; (j) Putnam Variable Trust (Class IB): Putnam VT New Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Fund (Class B) of the Met Investors Series Trust; and the Putnam VT International New Opportunities Fund (closed effective May 1,
2003) was replaced with the MFS(R) Research International Portfolio (Class B) of the Met Investors Series Trust; (k) DWS Variable Series I (formerly Scudder Variable Series I) (Class B): the DWS International Portfolio (formerly Scudder International Portfolio) (closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio (Class B) of the Met Investors Series Trust.

Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class B) of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio (Class B) of the Met Investors Series Trust and the J.P. Morgan Select Equity Portfolio (Class B) of the Met Investors Series Trust was merged into the Capital Guardian U.S. Equity Portfolio (Class B) of the Metropolitan Series Fund, Inc. Effective as of May 1, 2005, the Money Market Portfolio (Class B) of the Met Investors Series Trust merged into the BlackRock Money Market Portfolio (Class B) of the Metropolitan Series Fund, Inc.

Effective as of May 1, 2005, the following investment portfolios were replaced:
(a) AllianceBernstein Variable Products Series Fund, Inc.: the AllianceBernstein Real Estate Investment Portfolio (Class B) was replaced with the Neuberger Berman Real Estate Portfolio (Class B) of the Met Investors Series Trust; (b) Dreyfus Variable Investment Fund: the Dreyfus Stock Index Fund (Service Shares) (closed effective May 1, 2003) was replaced with the MetLife Stock Index Portfolio (Class B) of the Metropolitan Series Fund, Inc.;
(c) MFS(R) Variable Insurance Trust: the MFS(R) High Income Series (Service Class) was replaced with the Lord Abbett Bond Debenture

Portfolio (Class B) of the Met Investors Series Trust and the MFS(R) New Discovery Series (Service Class) was replaced with the Met/AIM Small Cap Growth Portfolio (Class B) of the Met Investors Series Trust; (d) Putnam Variable
Trust: the Putnam VT International Equity Fund (Class IB) was replaced with the MFS Research International Portfolio (Class B) of the Met Investors Series Trust; (e) DWS Variable Series II (formerly Scudder Variable Series II): the DWS Dreman Small Cap Value Portfolio (Class A) (formerly SVS Dreman Small Cap Value Portfolio) (Class A) (closed effective May 1, 2002) was replaced with the Third Avenue Small Cap Value Portfolio (Class A) of the Met Investors Series Trust; (e) Fidelity Variable Insurance Products: the High Income Portfolio (Service Class 2) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Met Investors Series Trust; (f) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco VI"): Invesco V.I. Premier Equity Fund (Series I) (closed effective May 1, 2004) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust.

Effective as of May 1, 2006, the MFS Investors Trust Portfolio (Class B) of the Metropolitan Series Fund, Inc. was merged into the Legg Mason Value Equity Portfolio (Class B) of the Met Investors Series Trust.

Effective as of May 1, 2006, the following investment portfolio was replaced
(a) Fidelity Variable Insurance Products: the Growth Portfolio (Service Class
2) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc.

Effective as of April 30, 2007, the Met/Putnam Capital Opportunities Portfolio (Class B) of the Met Investors Series Trust was merged into the Lazard Mid Cap Portfolio (Class B) of the Met Investors Series Trust.

Effective as of April 30, 2007, the following investment portfolios were replaced: the Invesco V.I. Capital Appreciation Fund (Series I) was replaced with the Met/AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; the Invesco V.I. Capital Appreciation Fund (Series II) (closed effective May 1, 2006) was replaced with the Met/AIM Capital Appreciation Portfolio (Class E) of the Met Investors Series Trust; and the DWS Small Cap Growth VIP (Class A) (closed effective May 1, 2002) was replaced with the
T. Rowe Price Small Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.


Effective April 28, 2008, the MFS Emerging Markets Equity Portfolio (Class B) of the Met Investors Series Trust replaced the Templeton Developing Markets Securities Fund (Class 2) of the Franklin Templeton Variable Insurance Products Trust.

Effective as of November 10, 2008, the Strategic Growth and Income Portfolio, the Strategic Conservative Growth Portfolio and the Strategic Growth Portfolio of the Met Investors Series Trust merged into the MetLife Balanced Strategy Portfolio, the MetLife Growth Strategy Portfolio and the MetLife Aggressive Strategy Portfolio, respectively.

Effective as of May 4, 2009, the Capital Guardian U.S. Equity Portfolio (Class
B) of the Metropolitan Series Fund, Inc. merged into the Pioneer Fund Portfolio (Class B) of the Met Investors Series Trust; and the Met/AIM Capital Appreciation Portfolio (Class A and Class E) of the Met Investors Series Trust merged into the BlackRock Legacy Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.

Effective on or about July 17, 2009, the StocksPLUS(R) Growth and Income Portfolio of the PIMCO Variable Insurance Trust was liquidated.

Effective as of May 3, 2010, the Putnam VT Growth and Income Fund (Class IB) of the Putnam Variable Trust was replaced by the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust.

Effective as of September 27, 2010, the Putnam VT Vista Fund (Class IB) of the Putnam Variable Trust merged into the Putnam VT Multi-Cap Growth Fund (Class
IB) of the Putnam Variable Trust.

Effective as of May 2, 2011, the Legg Mason Value Equity Portfolio (Class B) of the Met Investors Series Trust was merged into the Legg Mason ClearBridge Aggressive Growth Portfolio (Class B) of the Met Investors Series Trust.

Effective as of April 30, 2012, the Oppenheimer Capital Appreciation Portfolio of the Met Investors Series Trust merged into the Jennison Growth Portfolio of the Metropolitan Series Fund.

Effective as of April 29, 2013, the MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) of the Met Investors Series Trust merged into the Neuberger Berman Genesis Portfolio of the Metropolitan Series Fund.

Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio and the MetLife Moderate Strategy Portfolio of the Met Investors Series Trust merged into the

MetLife Asset Allocation 40 Portfolio of the Metropolitan Series Fund.

Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio and the MetLife Growth Strategy Portfolio of the Met Investors Series Trust merged, respectively, into the MetLife Asset Allocation 60 Portfolio and the MetLife Asset Allocation 80 Portfolio of the Metropolitan Series Fund.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)

INVESCO V.I. INTERNATIONAL GROWTH FUND

INVESTMENT ADVISER: Invesco Advisers, Inc.

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

EQUITY-INCOME PORTFOLIO

INVESTMENT ADVISER: Fidelity Management & Research Company

SUBADVISER: FMR Co., Inc.

INVESTMENT OBJECTIVE: Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500(R) Index.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

TEMPLETON FOREIGN VIP FUND

INVESTMENT OBJECTIVE: Seeks long-term capital growth.

INVESTMENT ADVISER: Templeton Investment Counsel, LLC

MET INVESTORS SERIES TRUST (CLASS B)

CLARION GLOBAL REAL ESTATE PORTFOLIO

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: CBRE Clarion Securities LLC

INVESTMENT OBJECTIVE: Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.


CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: ClearBridge Investments, LLC

INVESTMENT OBJECTIVE: Seeks capital appreciation.

INVESCO COMSTOCK PORTFOLIO

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Invesco Advisers, Inc.

INVESTMENT OBJECTIVE: Seeks capital growth and income.

INVESCO MID CAP VALUE PORTFOLIO

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Invesco Advisers, Inc.

INVESTMENT OBJECTIVE: Seeks high total return by investing in equity securities of mid-sized companies.

INVESCO SMALL CAP GROWTH PORTFOLIO

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Invesco Advisers, Inc.

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

LORD ABBETT BOND DEBENTURE PORTFOLIO

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: Seeks high current income and the opportunity for capital appreciation to produce a high total return.

MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Franklin Advisers, Inc.

INVESTMENT OBJECTIVE: Seeks a high level of current income, while seeking preservation of shareholders' capital.

METLIFE SMALL CAP VALUE PORTFOLIO

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Delaware Investments Fund Advisers; Wells Capital Management Incorporated

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

MFS(R) EMERGING MARKETS EQUITY PORTFOLIO

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: Seeks capital appreciation.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: Seeks capital appreciation.

MORGAN STANLEY MID CAP GROWTH PORTFOLIO

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Morgan Stanley Investment Management Inc.

INVESTMENT OBJECTIVE: Seeks capital appreciation.

PIMCO TOTAL RETURN PORTFOLIO

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: Seeks maximum total return, consistent with the preservation of capital and prudent investment management.

PIONEER FUND PORTFOLIO

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: Seeks reasonable income and capital growth.

T. ROWE PRICE LARGE CAP VALUE PORTFOLIO

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

T. ROWE PRICE MID CAP GROWTH PORTFOLIO

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

METROPOLITAN SERIES FUND

BAILLIE GIFFORD INTERNATIONAL STOCK PORTFOLIO (CLASS B)

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Baillie Gifford Overseas Limited

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

BLACKROCK BOND INCOME PORTFOLIO (CLASS B)

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: Seeks a competitive total return primarily from investing in fixed-income securities.

BLACKROCK CAPITAL APPRECIATION PORTFOLIO (CLASS A)

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: Seeks a high level of current income consistent with preservation of capital.

JENNISON GROWTH PORTFOLIO (CLASS B)

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Jennison Associates LLC

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO (CLASS B)

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Loomis, Sayles & Company, L.P.

INVESTMENT OBJECTIVE: Seeks long-term capital growth.

METLIFE STOCK INDEX PORTFOLIO (CLASS B)

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: MetLife Investment Management, LLC

INVESTMENT OBJECTIVE: Seeks to track the performance of the Standard & Poor's 500(R) Composite Stock Price Index.

NEUBERGER BERMAN GENESIS PORTFOLIO (CLASS B)

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Neuberger Berman Management LLC

INVESTMENT OBJECTIVE: Seeks high total return, consisting principally of capital appreciation.

T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO (CLASS B)

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO (CLASS B)

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: Seeks long-term capital growth.

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO (CLASS B)

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Western Asset Management Company

INVESTMENT OBJECTIVE: Seeks to maximize total return consistent with preservation of capital.

WMC CORE EQUITY OPPORTUNITIES PORTFOLIO (CLASS E)

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Wellington Management Company LLP

INVESTMENT OBJECTIVE: Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)

PIMCO HIGH YIELD PORTFOLIO

INVESTMENT ADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: Seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO LOW DURATION PORTFOLIO

INVESTMENT ADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: Seeks maximum total return, consistent with preservation of capital and prudent investment management.

PUTNAM VARIABLE TRUST (CLASS IB)

PUTNAM VT MULTI-CAP GROWTH FUND

INVESTMENT ADVISER: Putnam Investment Management, LLC

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

MET INVESTORS SERIES TRUST

AMERICAN FUNDS(R) BALANCED ALLOCATION PORTFOLIO (CLASS C)

INVESTMENT ADVISER: MetLife Advisers, LLC

INVESTMENT OBJECTIVE: Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

AMERICAN FUNDS(R) GROWTH ALLOCATION PORTFOLIO (CLASS C)

INVESTMENT ADVISER: MetLife Advisers, LLC

INVESTMENT OBJECTIVE: Seeks growth of capital.

AMERICAN FUNDS(R) MODERATE ALLOCATION PORTFOLIO (CLASS C)

INVESTMENT ADVISER: MetLife Advisers, LLC

INVESTMENT OBJECTIVE: Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.

METLIFE ASSET ALLOCATION 100 PORTFOLIO (CLASS B)

INVESTMENT ADVISER: MetLife Advisers, LLC

INVESTMENT OBJECTIVE: Seeks growth of capital.

SSGA GROWTH AND INCOME ETF PORTFOLIO (CLASS B)

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: SSGA Funds Management, Inc.

INVESTMENT OBJECTIVE: Seeks growth of capital and income.

SSGA GROWTH ETF PORTFOLIO (CLASS B)

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: SSGA Funds Management, Inc.

INVESTMENT OBJECTIVE: Seeks growth of capital.

METROPOLITAN SERIES FUND (CLASS B)

METLIFE ASSET ALLOCATION 20 PORTFOLIO

INVESTMENT ADVISER: MetLife Advisers, LLC

INVESTMENT OBJECTIVE: Seeks a high level of current income, with growth of capital as a secondary objective.

METLIFE ASSET ALLOCATION 40 PORTFOLIO

INVESTMENT ADVISER: MetLife Advisers, LLC

INVESTMENT OBJECTIVE: Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.

METLIFE ASSET ALLOCATION 60 PORTFOLIO

INVESTMENT ADVISER: MetLife Advisers, LLC

INVESTMENT OBJECTIVE: Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

METLIFE ASSET ALLOCATION 80 PORTFOLIO

INVESTMENT ADVISER: MetLife Advisers, LLC

INVESTMENT OBJECTIVE: Seeks growth of capital.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED MAY 1, 2015
                                      TO
                         PROSPECTUS DATED MAY 1, 2002
                                   (CLASS B)

This Supplement revises information contained in the prospectus dated May 1, 2002 (as supplemented) for the Class B Variable Annuity contract issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE FEE TABLE

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

                 Mortality and Expense Risk Premium*.... 1.25%
                 Administrative Expense Charge..........  .15%
                                                         -----
                 TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES. 1.40%

       * We are waiving an amount of the Mortality and Expense Risk Premium equal to the investment portfolio expenses that are in excess of 0.91% for account value allocated to the BlackRock Capital Appreciation Portfolio (Class A), in excess of 0.83% for account value allocated to the T. Rowe Price Large Cap Value Portfolio (Class
          B), and in excess of 0.87% for account value allocated to the Oppenheimer Global Equity Portfolio (Class B).

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

                                                                           Minimum Maximum
                                                                           ------- -------
Total Annual Investment Portfolio Operating Expenses
  (expenses that are deducted from investment portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)...............................................................  0.60%   1.26%

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of average daily net assets of an investment portfolio)

                                           Distribution            Acquired    Total                  Net Total
                                              and/or               Fund Fees  Annual     Fee Waiver    Annual
                               Management Service (12b-1)  Other      and    Operating and/or Expense Operating
                                  Fee          Fees       Expenses Expenses  Expenses  Reimbursement  Expenses
---------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
 American Funds Global Growth
   Fund                           0.52%        0.25%        0.03%      --      0.80%         --         0.80%
 American Funds Global Small
   Capitalization Fund            0.70%        0.25%        0.04%      --      0.99%         --         0.99%
 American Funds Growth Fund       0.33%        0.25%        0.02%      --      0.60%         --         0.60%

MET INVESTORS SERIES TRUST
 BlackRock High Yield
   Portfolio -- Class B           0.60%        0.25%        0.08%    0.08%     1.01%         --         1.01%

                                               Distribution            Acquired    Total                  Net Total
                                                  and/or               Fund Fees  Annual     Fee Waiver    Annual
                                   Management Service (12b-1)  Other      and    Operating and/or Expense Operating
                                      Fee          Fees       Expenses Expenses  Expenses  Reimbursement  Expenses
-------------------------------------------------------------------------------------------------------------------
 Clarion Global Real Estate
   Portfolio -- Class B               0.59%        0.25%        0.05%      --      0.89%          --        0.89%
 ClearBridge Aggressive Growth
   Portfolio -- Class B               0.55%        0.25%        0.02%      --      0.82%        0.01%       0.81%
 Invesco Comstock Portfolio --
   Class B                            0.56%        0.25%        0.02%      --      0.83%        0.02%       0.81%
 Invesco Mid Cap Value
   Portfolio -- Class B               0.64%        0.25%        0.05%    0.04%     0.98%        0.02%       0.96%
 JPMorgan Small Cap Value
   Portfolio -- Class B               0.77%        0.25%        0.05%    0.02%     1.09%        0.09%       1.00%
 Lord Abbett Bond Debenture
   Portfolio -- Class B               0.51%        0.25%        0.04%      --      0.80%        0.01%       0.79%
 Met/Franklin Low Duration
   Total Return Portfolio --
   Class B                            0.49%        0.25%        0.04%      --      0.78%        0.02%       0.76%
 MFS(R) Emerging Markets Equity
   Portfolio -- Class B               0.86%        0.25%        0.15%      --      1.26%        0.02%       1.24%
 MFS(R) Research International
   Portfolio -- Class B               0.69%        0.25%        0.07%      --      1.01%        0.06%       0.95%
 Morgan Stanley Mid Cap
   Growth Portfolio -- Class B        0.64%        0.25%        0.05%      --      0.94%        0.01%       0.93%
 Oppenheimer Global Equity
   Portfolio -- Class B               0.66%        0.25%        0.08%      --      0.99%        0.06%       0.93%
 PIMCO Inflation Protected
   Bond Portfolio -- Class B          0.47%        0.25%        0.09%      --      0.81%        0.01%       0.80%
 PIMCO Total Return
   Portfolio -- Class B               0.48%        0.25%        0.03%      --      0.76%        0.04%       0.72%
 Pioneer Fund Portfolio --
   Class A                            0.67%          --         0.05%      --      0.72%        0.05%       0.67%
 Pioneer Strategic Income
   Portfolio -- Class A               0.56%          --         0.06%      --      0.62%          --        0.62%
 T. Rowe Price Large Cap Value
   Portfolio -- Class B               0.57%        0.25%        0.02%      --      0.84%          --        0.84%
 WMC Large Cap Research
   Portfolio -- Class B               0.57%        0.25%        0.03%      --      0.85%        0.05%       0.80%

METROPOLITAN SERIES FUND
 BlackRock Bond Income
   Portfolio -- Class B               0.32%        0.25%        0.03%      --      0.60%        0.00%       0.60%
 BlackRock Capital Appreciation
   Portfolio -- Class A               0.69%          --         0.02%      --      0.71%        0.06%       0.65%
 BlackRock Money Market
   Portfolio -- Class B               0.34%        0.25%        0.03%      --      0.62%        0.02%       0.60%
 Jennison Growth Portfolio --
   Class B                            0.59%        0.25%        0.03%      --      0.87%        0.08%       0.79%
 Loomis Sayles Small Cap
   Growth Portfolio -- Class B        0.90%        0.25%        0.05%      --      1.20%        0.09%       1.11%
 Met/Dimensional International
   Small Company Portfolio --
   Class B                            0.81%        0.25%        0.17%      --      1.23%        0.01%       1.22%
 MFS(R) Total Return Portfolio --
   Class B                            0.55%        0.25%        0.05%      --      0.85%          --        0.85%

                                           Distribution            Acquired    Total                  Net Total
                                              and/or               Fund Fees  Annual     Fee Waiver     Annual
                               Management Service (12b-1)  Other      and    Operating and/or Expense Operating
                                  Fee          Fees       Expenses Expenses* Expenses  Reimbursement  Expenses**
----------------------------------------------------------------------------------------------------------------
 MFS(R) Value Portfolio --
   Class B                        0.70%        0.25%        0.02%      --      0.97%        0.14%        0.83%
 Neuberger Berman Genesis
   Portfolio -- Class B           0.80%        0.25%        0.03%      --      1.08%        0.00%        1.08%
 WMC Core Equity
   Opportunities Portfolio --
   Class E                        0.70%        0.15%        0.03%      --      0.88%        0.11%        0.77%

MET INVESTORS SERIES TRUST
  -- ASSET ALLOCATION
  PORTFOLIOS -- CLASS B
 MetLife Asset Allocation 100
   Portfolio                      0.07%        0.25%        0.01%    0.68%     1.01%          --         1.01%
 SSGA Growth and Income
   ETF Portfolio                  0.30%        0.25%        0.01%    0.22%     0.78%          --         0.78%
 SSGA Growth ETF Portfolio        0.31%        0.25%        0.03%    0.24%     0.83%          --         0.83%

METROPOLITAN SERIES FUND --
  ASSET ALLOCATION
  PORTFOLIOS -- CLASS B
 MetLife Asset Allocation 20
   Portfolio                      0.09%        0.25%        0.03%    0.52%     0.89%        0.02%        0.87%
 MetLife Asset Allocation 40
   Portfolio                      0.06%        0.25%          --     0.56%     0.87%          --         0.87%
 MetLife Asset Allocation 60
   Portfolio                      0.05%        0.25%          --     0.60%     0.90%          --         0.90%
 MetLife Asset Allocation 80
   Portfolio                      0.05%        0.25%        0.01%    0.65%     0.96%          --         0.96%

The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.

Certain Investment Portfolio that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS

The contract offers the investment portfolios which are listed below. Appendix B contains a summary of subadvisers and investment objectives for each portfolio. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: FIRST METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, LOWA, 50306-0366, (800) 343-8496.

YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.

AMERICAN FUNDS INSURANCE SERIES(R)

 American Funds Global Growth Fund (Class 2)
 American Funds Global Small Capitalization Fund (Class 2)
 American Funds Growth Fund (Class 2)

MET INVESTORS SERIES TRUST

 BlackRock High Yield Portfolio (Class B)
 Clarion Global Real Estate Portfolio (Class B)
 ClearBridge Aggressive Growth Portfolio (Class B)
 Invesco Comstock Portfolio (Class B)
 Invesco Mid Cap Value Portfolio (Class B)
 JPMorgan Small Cap Value Portfolio (Class B)
 Lord Abbett Bond Debenture Portfolio (Class B)
 Met/Franklin Low Duration Total Return Portfolio (Class B)
 MFS(R) Emerging Markets Equity Portfolio (Class B)
 MFS(R) Research International Portfolio (Class B)
 Morgan Stanley Mid Cap Growth Portfolio (Class B)
 Oppenheimer Global Equity Portfolio (Class B)
 PIMCO Inflation Protected Bond Portfolio (Class B)
 PIMCO Total Return Portfolio (Class B)
 Pioneer Fund Portfolio (Class A)
 Pioneer Strategic Income Portfolio (Class A)

 T. Rowe Price Large Cap Value Portfolio (Class B)
 WMC Large Cap Research Portfolio (Class B)

METROPOLITAN SERIES FUND

 BlackRock Bond Income Portfolio (Class B)
 BlackRock Capital Appreciation Portfolio (Class A)
 BlackRock Money Market Portfolio (Class B)
 Jennison Growth Portfolio (Class B)
 Loomis Sayles Small Cap Growth Portfolio (Class B)
 Met/Dimensional International Small Company Portfolio (Class B)
 MFS(R) Total Return Portfolio (Class B)
 MFS(R) Value Portfolio (Class B)
 Neuberger Berman Genesis Portfolio (Class B)
 WMC Core Equity Opportunities Portfolio (Class E)

MET INVESTORS SERIES TRUST

 MetLife Asset Allocation 100 Portfolio (Class B)
 SSGA Growth and Income ETF Portfolio (Class B)
 SSGA Growth ETF Portfolio (Class B)

METROPOLITAN SERIES FUND

 MetLife Asset Allocation 20 Portfolio (Class B)
 MetLife Asset Allocation 40 Portfolio (Class B)
 MetLife Asset Allocation 60 Portfolio (Class B)
 MetLife Asset Allocation 80 Portfolio (Class B)

OTHER INFORMATION

DISTRIBUTOR

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

CYBERSECURITY

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the investment portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on First MetLife Investors Insurance Company and the Separate Account, as well as individual owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the investment portfolios; impact our ability to calculate accumulation unit values; cause the release and possible destruction of confidential owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

FINANCIAL STATEMENTS

The financial statements of the Separate Account are attached. Upon request, the financial statements of First MetLife Investors Insurance Company will be sent to you without charge.

DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco VI"): Invesco V.I. International Growth Fund (Series I) (closed effective May 1, 2002); (b) Met Investors Series Trust:
T. Rowe Price Mid Cap Growth Portfolio (Class B) (closed effective as of May 1,
2003); and for contracts issued prior to May 1, 2002, T. Rowe Price Large Cap Value Portfolio (Class A) (closed effective May 1, 2004); (c) Franklin Templeton Variable Insurance Products Trust: Templeton Foreign VIP Fund
(Class 2) (closed effective May 1, 2003); (d) Metropolitan Series Fund (Class
B): Baillie Gifford International Stock Portfolio (Class B), (closed effective December 19, 2003); T. Rowe Price Small Cap Growth Portfolio and T. Rowe Price Large Cap Growth Portfolio (closed effective May 1, 2004); (e) Putnam Variable
Trust: Putnam VT Equity Income Fund (Class IB) (closed effective April 28,
2008).

Effective as of April 28, 2003, the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.

Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Fund (Class 2) (closed effective May 1, 2002) was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc.; Templeton Global Income Securities Fund (Class B) (closed effective May 1, 2002) was replaced with the PIMCO Total Return Portfolio (Class B) of Met Investors Series Trust; Franklin Large Cap Growth Securities Fund (Class 2) (closed effective May 1, 2003) was replaced with T. Rowe Price Large Cap Portfolio (Class B) of the Metropolitan Series Fund, Inc.; and Mutual Shares Securities Fund (Class 2) (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of Met Investors Series Trust; and (b) AIM Variable Insurance Funds: for contracts issued prior to May 1, 2002, AIM V.I. Premier Equity Fund (Series I) (closed effective May 1,
2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) and for contracts issued on or after May 1, 2002, AIM V.I. Premier Equity Fund (Series II) (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust.

Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class B) of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio (Class B) of the Met Investors Series Trust and the J.P. Morgan Select Equity Portfolio (Class B) of the Met Investors Series Trust was merged into the Capital Guardian U.S. Equity Portfolio (Class B) of the Metropolitan Series Fund, Inc. Effective as of May 1, 2005, the Met/Putnam Voyager Portfolio (Class B) of the Metropolitan Series Fund, Inc. merged into the Jennison

Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc. Effective as of May 1, 2005, the Money Market Portfolio (Class B) of the Met Investors Series Trust merged into the BlackRock Money Market Portfolio of the Metropolitan Series Fund, Inc.

Effective as of May 1, 2006, the MFS Investors Trust Portfolio (Class B) of the Metropolitan Series Fund, Inc. (closed effective May 1, 2003) was merged into the Legg Mason Value Equity Portfolio (Class B) of the Met Investors Series Trust.

Effective as of April 30, 2007, the AIM V.I. Capital Appreciation Fund (Series
I) (closed effective May 1, 2002) was replaced with the Met/ AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust. Effective as of April 30, 2007, the following portfolios of the Met Investors Series Trust were merged: the Met/Putnam Capital Opportunities Portfolio (Class A) merged into the Lazard Mid Cap Portfolio (Class A); and the Lord Abbett America's Value Portfolio (Class B) merged into the Lord Abbett Bond Debenture Portfolio (Class B) (approximately 35%) and the Lord Abbett Mid-Cap Value Portfolio (Class B) (approximately 65%).

Effective as of May 4, 2009, the Capital Guardian U.S. Equity Portfolio (Class
B) of the Metropolitan Series Fund, Inc. (closed effective April 28, 2008) merged into the Pioneer Fund Portfolio (Class A) of the Met Investors Series Trust; and the Met/AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust (closed effective April 30, 2007) merged into the BlackRock Legacy Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.

Effective as of May 3, 2010, the Putnam VT Growth and Income Fund (Class IB) (closed effective May 1, 2006) of the Putnam Variable Trust was replaced by the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust.

Effective as of May 2, 2011, the Templeton Growth Securities Fund (Class 2) of the Franklin Templeton Variable Insurance Products Trust was replaced with the Met/Templeton Growth Portfolio (Class B) of the Met Investors Series Trust.

Effective as of May 2, 2011, the Legg Mason Value Equity Portfolio of the Met Investors Series Trust was merged into the Legg Mason ClearBridge Aggressive Growth Portfolio of the Met Investors Series Trust.

Effective as of April 30, 2012, the Oppenheimer Capital Appreciation Portfolio of the Met Investors Series Trust merged into the Jennison Growth Portfolio of the Metropolitan Series Fund.

Effective as of April 29, 2013, the Met/Franklin Mutual Shares Portfolio and the MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) of the Met Investors Series Trust merged, respectively, into the MFS Value Portfolio and the Neuberger Berman Genesis Portfolio of the Metropolitan Series Fund. Also effective April 29, 2013, the Met/Franklin Templeton Founding Strategy Portfolio of the Met Investors Series Trust merged into the MetLife Growth Strategy Portfolio of the Met Investors Series Trust.

Effective as of April 29, 2013, the Oppenheimer Global Equity Portfolio of the Metropolitan Series Fund merged into the Oppenheimer Global Equity Portfolio (formerly Met/Templeton Growth Portfolio) of the Met Investors Series Trust.

Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio and the MetLife Moderate Strategy Portfolio of the Met Investors Series Trust merged into the MetLife Asset Allocation 40 Portfolio of the Metropolitan Series Fund.

Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio and the MetLife Growth Strategy Portfolio of the Met Investors Series Trust merged, respectively, into the MetLife Asset Allocation 60 Portfolio and the MetLife Asset Allocation 80 Portfolio of the Metropolitan Series Fund.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

                                INVESTMENT OBJECTIVE                                   INVESTMENT ADVISER/SUBADVISER
----------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE
SERIES(R) -- CLASS 2
 American Funds Global Growth   Seeks long-term growth of capital.                     Capital Research and
   Fund                                                                                Management Company
 American Funds Global Small    Seeks long-term growth of capital.                     Capital Research and
   Capitalization Fund                                                                 Management Company
 American Funds Growth Fund     Seeks growth of capital.                               Capital Research and
                                                                                       Management Company
MET INVESTORS SERIES TRUST
 BlackRock High Yield           Seeks to maximize total return, consistent with        MetLife Advisers, LLC
   Portfolio -- Class B         income generation and prudent investment               Subadviser: BlackRock
                                management.                                            Financial Management, Inc.
 Clarion Global Real Estate     Seeks total return through investment in real estate   MetLife Advisers, LLC
   Portfolio -- Class B         securities, emphasizing both capital appreciation and  Subadviser: CBRE Clarion
                                current income.                                        Securities LLC
 ClearBridge Aggressive Growth  Seeks capital appreciation.                            MetLife Advisers, LLC
   Portfolio -- Class B                                                                Subadviser: ClearBridge
                                                                                       Investments, LLC
 Invesco Comstock Portfolio --  Seeks capital growth and income.                       MetLife Advisers, LLC
   Class B                                                                             Subadviser: Invesco Advisers,
                                                                                       Inc.
 Invesco Mid Cap Value          Seeks high total return by investing in equity         MetLife Advisers, LLC
   Portfolio -- Class B         securities of mid-sized companies.                     Subadviser: Invesco Advisers,
                                                                                       Inc.
 JPMorgan Small Cap Value       Seeks long-term capital growth.                        MetLife Advisers, LLC
   Portfolio -- Class B                                                                Subadviser: J.P. Morgan
                                                                                       Investment Management Inc.
 Lord Abbett Bond Debenture     Seeks high current income and the opportunity for      MetLife Advisers, LLC
   Portfolio -- Class B         capital appreciation to produce a high total return.   Subadviser: Lord, Abbett & Co.
                                                                                       LLC
 Met/Franklin Low Duration      Seeks a high level of current income, while seeking    MetLife Advisers, LLC
   Total Return Portfolio --    preservation of shareholders' capital.                 Subadviser: Franklin Advisers,
   Class B                                                                             Inc.
 MFS(R) Emerging Markets        Seeks capital appreciation.                            MetLife Advisers, LLC
   Equity Portfolio -- Class B                                                         Subadviser: Massachusetts
                                                                                       Financial Services Company
 MFS(R) Research International  Seeks capital appreciation.                            MetLife Advisers, LLC
   Portfolio -- Class B                                                                Subadviser: Massachusetts
                                                                                       Financial Services Company
 Morgan Stanley Mid Cap         Seeks capital appreciation.                            MetLife Advisers, LLC
   Growth Portfolio -- Class B                                                         Subadviser: Morgan Stanley
                                                                                       Investment Management Inc.
 Oppenheimer Global Equity      Seeks capital appreciation.                            MetLife Advisers, LLC
   Portfolio -- Class B                                                                Subadviser:
                                                                                       OppenheimerFunds, Inc.

                                   INVESTMENT OBJECTIVE                                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------------
 PIMCO Inflation Protected         Seeks maximum real return, consistent with             MetLife Advisers, LLC
   Bond Portfolio -- Class B       preservation of capital and prudent investment         Subadviser: Pacific Investment
                                   management.                                            Management Company LLC
 PIMCO Total Return Portfolio      Seeks maximum total return, consistent with the        MetLife Advisers, LLC
   -- Class B                      preservation of capital and prudent investment         Subadviser: Pacific Investment
                                   management.                                            Management Company LLC
 Pioneer Fund Portfolio --         Seeks reasonable income and capital growth.            MetLife Advisers, LLC
   Class A                                                                                Subadviser: Pioneer Investment
                                                                                          Management, Inc.
 Pioneer Strategic Income          Seeks a high level of current income.                  MetLife Advisers, LLC
   Portfolio -- Class A                                                                   Subadviser: Pioneer Investment
                                                                                          Management, Inc.
 T. Rowe Price Large Cap Value     Seeks long-term capital appreciation by investing in   MetLife Advisers, LLC
   Portfolio -- Class B            common stocks believed to be undervalued. Income       Subadviser: T. Rowe Price
                                   is a secondary objective.                              Associates, Inc.
 WMC Large Cap Research            Seeks long-term capital appreciation.                  MetLife Advisers, LLC
   Portfolio -- Class B                                                                   Subadviser: Wellington
                                                                                          Management Company LLP

METROPOLITAN SERIES FUND
 BlackRock Bond Income             Seeks a competitive total return primarily from        MetLife Advisers, LLC
   Portfolio -- Class B            investing in fixed-income securities.                  Subadviser: BlackRock
                                                                                          Advisors, LLC
 BlackRock Capital                 Seeks long-term growth of capital.                     MetLife Advisers, LLC
   Appreciation Portfolio --                                                              Subadviser: BlackRock
   Class A                                                                                Advisors, LLC
 BlackRock Money Market            Seeks a high level of current income consistent with   MetLife Advisers, LLC
   Portfolio -- Class B            preservation of capital.                               Subadviser: BlackRock
                                                                                          Advisors, LLC
 Jennison Growth Portfolio --      Seeks long-term growth of capital.                     MetLife Advisers, LLC
   Class B                                                                                Subadviser: Jennison Associates
                                                                                          LLC
 Loomis Sayles Small Cap           Seeks long-term capital growth.                        MetLife Advisers, LLC
   Growth Portfolio -- Class B                                                            Subadviser: Loomis, Sayles &
                                                                                          Company, L.P.
 Met/Dimensional International     Seeks long-term capital appreciation.                  MetLife Advisers, LLC
   Small Company Portfolio --                                                             Subadviser: Dimensional Fund
   Class B                                                                                Advisors LP
 MFS(R) Total Return Portfolio --  Seeks a favorable total return through investment in   MetLife Advisers, LLC
   Class B                         a diversified portfolio.                               Subadviser: Massachusetts
                                                                                          Financial Services Company
 MFS(R) Value Portfolio --         Seeks capital appreciation.                            MetLife Advisers, LLC
   Class B                                                                                Subadviser: Massachusetts
                                                                                          Financial Services Company
 Neuberger Berman Genesis          Seeks high total return, consisting principally of     MetLife Advisers, LLC
   Portfolio -- Class B            capital appreciation.                                  Subadviser: Neuberger Berman
                                                                                          Management LLC
 WMC Core Equity                   Seeks to provide a growing stream of income over       MetLife Advisers, LLC
   Opportunities Portfolio --      time and, secondarily, long-term capital appreciation  Subadviser: Wellington
   Class E                         and current income.                                    Management Company LLP

MET INVESTORS SERIES TRUST --
CLASS B
 MetLife Asset Allocation 100      Seeks growth of capital.
   Portfolio                                                                              MetLife Advisers, LLC
 SSGA Growth and Income ETF        Seeks growth of capital and income.                    MetLife Advisers, LLC
   Portfolio                                                                              Subadviser: SSGA Funds
                                                                                          Management, Inc.

                              INVESTMENT OBJECTIVE                                  INVESTMENT ADVISER/SUBADVISER
------------------------------------------------------------------------------------------------------------------
 SSGA Growth ETF Portfolio    Seeks growth of capital.                                 MetLife Advisers, LLC
                                                                                       Subadviser: SSGA Funds
                                                                                       Management, Inc.

METROPOLITAN SERIES FUND --
CLASS B
 MetLife Asset Allocation 20  Seeks a high level of current income, with growth of
   Portfolio                  capital as a secondary objective.                        MetLife Advisers, LLC
 MetLife Asset Allocation 40  Seeks high total return in the form of income and
   Portfolio                  growth of capital, with a greater emphasis on
                              income.                                                  MetLife Advisers, LLC
 MetLife Asset Allocation 60  Seeks a balance between a high level of current
   Portfolio                  income and growth of capital, with a greater
                              emphasis on growth of capital.                           MetLife Advisers, LLC
 MetLife Asset Allocation 80  Seeks growth of capital.
   Portfolio                                                                           MetLife Advisers, LLC